Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended		12 Months Ended
	Mar. 12, 2021 shares	Nov. 27, 2020 shares	Sep. 19, 2020 shares	Aug. 21, 2020 USD ($) shares	Feb. 10, 2020	May 20, 2014 shares	Jun. 30, 2021 CNY (¥) shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2020 $ / shares shares	Jan. 01, 2019 $ / shares shares
Class of Stock [Line Items]
Common stock shares authorized										1,500,000,000		1,500,000,000	1,500,000,000	1,500,000,000
Common stock shares issued												100,080,000		110,000,000
Common stock par or stated value per share | $ / shares										$ 0.0001			$ 0.0001	$ 0.0001
Common stock shares outstanding												100,080,000
Proceeds from Issuance of common stock									¥ 0	$ 0	¥ 78,998	¥ 0
Proceeds from IPO, net of issuance cost									¥ 6,406,872	$ 1,005,379	¥ 0	¥ 0
Issuance of Class A ordinary shares						9,920,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares issued										748,953,103			11,533,640
Common stock shares outstanding										727,855,233			7,875,787
Conversion of convertible redeemable preferred shares, Shares							551,352,134		551,352,134	551,352,134
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares issued										140,830,401			121,108,037
Common stock shares outstanding										140,830,401			121,108,037
Common stock voting rights		15			10
Number of ordinary shares voting rights was modified		121,108,037
IPO [Member] | Common Class A [Member]
Class of Stock [Line Items]
Number of new stock issued during the period							110,400,000
Proceeds from IPO, net of issuance cost | ¥							¥ 6,406,872
Index Capital International Limited [Member] | Common Class B [Member]
Class of Stock [Line Items]
Number of shares transferred from one investor to another investor	1,965,361
Duckling Fund L.P [Member] | Common Class B [Member]
Class of Stock [Line Items]
Number of shares transferred from one investor to another investor	1,876,467
Coatue PE Asia 26 LLC [Member] | Common Class A [Member]
Class of Stock [Line Items]
Number of new stock issued during the period				4,122,853
Proceeds from Issuance of common stock | $				$ 11,431
Image Frame Investment (HK) Limited [Member] | Common Class B [Member]
Class of Stock [Line Items]
Number of shares transferred from one investor to another investor				3,752,934
TWL Fellows Holding Limited [Member] | Treasury Stock [Member]
Class of Stock [Line Items]
Issuance of Class A ordinary shares			3,657,853
TECHWOLF LIMITED [Member] | Common Class B [Member]
Class of Stock [Line Items]
Number of new stock issued during the period		24,780,971					24,745,531
Number of shares repurchased								1,181,339
Repurchase price per share | $ / shares								$ 5.33
TECHWOLF LIMITED [Member] | Treasury Stock [Member]
Class of Stock [Line Items]
Issuance of Class A ordinary shares						9,920,000